Investor Report
Mercedes-Benz Auto Receivables Trust 2011-1
Collection Period Ended

Amounts in USD
28-Feb-2014
Dates
Interest Period of the Class A-1 and A-2 Notes (from... to)
Collection Period (from... to)
32
17-Mar-2014
Distribution Date
28-Feb-2014
1-Feb-2014
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-3 and A-4 Notes (from... to)
13-Mar-2014
Record Date
14-Mar-2014
30
27
17-Mar-2014
18-Feb-2014
15-Mar-2014
15-Feb-2014
1-m Libor
0.154500%
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
495,000,000.00
0.000000
0.00
0.00
0.00
Class A-2 Notes
0.000000
469,000,000.00
0.000000
15,186,048.04
15,186,048.04
0.00
Class A-3 Notes
33.671947
451,000,000.00
0.000000
132,500,000.00
3,939,425.42
128,560,574.58
Class A-4 Notes
29.731513
132,500,000.00
0.970268
147,686,048.04
128,560,574.58
19,125,473.46
Total Note Balance
1,547,500,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
7,022,106.60
108,958,181.84
256,644,229.88
108,958,181.84
Pool Balance
264,290,418.13
244,540,863.02
1,691,640,220.36
1,638,468,899.86
53,171,320.50
7,646,188.25
237,518,756.42
90,968,899.86
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
108,958,181.84
6.65%
6.65%
90,968,899.86
5.55%
108,958,181.84
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.216670%
0.00
0.000000
0.00
0.000000
Class A-2 Notes
0.264500%
0.00
0.000000
0.00
0.000000
Class A-3 Notes
0.850000%
10,756.78
0.023851
15,196,804.82
33.695798
Class A-4 Notes
1.220000%
134,708.33
1.016667
4,074,133.75
30.748179
$19,270,938.57
Total
$145,465.11
Investor Report
Mercedes-Benz Auto Receivables Trust 2011-1
Collection Period Ended

Amounts in USD
28-Feb-2014
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
20,500,682.79
Recoveries
0.00
19,574,827.87
20,500,682.79
678.90
139,896.96
785,279.06
0.00
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
0.00
220,242.02
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
145,465.11
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
19,125,473.46
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
1,009,502.20
Total Distribution
20,500,682.79
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
220,242.02
220,242.02
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
145,465.11
145,465.11
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
10,756.78
0.00
10,756.78
thereof on Class A-4 Notes
134,708.33
0.00
134,708.33
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
145,465.11
145,465.11
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
19,125,473.46
0.00
19,125,473.46
Aggregate Principal Distributable Amount
19,125,473.46
19,125,473.46
0.00
Investor Report
Mercedes-Benz Auto Receivables Trust 2011-1
Collection Period Ended

Amounts in USD
28-Feb-2014
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
4,096,172.25
0.00
0.00
4,096,172.25
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
0.00
0.00
0.00
0.00
0.00
4,096,172.25
Notice to Investors
Investor Report
Mercedes-Benz Auto Receivables Trust 2011-1
Collection Period Ended

Amounts in USD
28-Feb-2014
Pool Statistics
Pool Data
91-120 Days Delinquent
61-90 Days Delinquent
3,626,787.12
1,691,640,220.36
31-60 Days Delinquent
1,890,283.47
215,856.24
140
33
13
0.77%
0.19%
0.09%
3.61%
22.18
42.60
461,043.38
Current
35,592.02
98.95%
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
264,290,418.13
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Principal Gross Losses
Pool Balance end of Collection Period
Weighted Average APR
5,919,267.51
0.00
174,727.24
244,540,863.02
22,170
23,182
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
Delinquency Profile *
As of Cutoff Date
Current
Amount
Number of Receivables
Percentage
Total
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
244,540,863.02
22,170
100.00%
Losses
Principal Gross Losses
Current
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Net Losses
Cumulative Principal Net Losses
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
174,727.24
527.53
138,607.69
0.214%
62,088
241,973,679.93
21,984
13,655,560.36
3.62%
45.89
Pool Factor
14.46%
13.28